Related Party Transactions and Balances - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	3 Months Ended		6 Months Ended		3 Months Ended			6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended				6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	11 Months Ended	14 Months Ended		11 Months Ended		0 Months Ended	1 Months Ended		9 Months Ended	3 Months Ended		0 Months Ended	14 Months Ended	0 Months Ended	11 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Teekay Corporation [Member]	Jun. 30, 2013 Teekay Corporation [Member]	Mar. 31, 2013 Teekay Corporation [Member]	Jun. 30, 2014 Teekay Corporation [Member]	Mar. 31, 2014 Teekay Corporation [Member]	Jun. 30, 2014 Conventional Tanker [Member] Discontinued Operations [Member] Vessel	Jun. 30, 2013 Conventional Tanker [Member] Discontinued Operations [Member] Vessel	Jun. 30, 2014 Conventional Tanker [Member] Discontinued Operations [Member] Vessel	Jun. 30, 2013 Conventional Tanker [Member] Discontinued Operations [Member] Vessel	Jun. 30, 2013 Conventional Tanker [Member] Long-Term Time-Charter-Out Contract Termination [Member] Vessel	Mar. 31, 2013 Conventional Tanker [Member] Long-Term Time-Charter-Out Contract Termination [Member] Vessel	Mar. 31, 2014 Conventional Tanker [Member] Teekay Corporation [Member] Vessel	Jun. 30, 2014 Conventional Tanker [Member] Affiliated Entity [Member] Vessel	Jun. 30, 2014 Conventional Tanker [Member] Affiliated Entity [Member] Vessel	Jun. 30, 2014 Shuttle Tankers [Member] Affiliated Entity [Member] Vessel	Jun. 30, 2014 Shuttle Tankers [Member] Affiliated Entity [Member] Vessel	Jun. 30, 2014 FSO [Member] Vessel	Jun. 30, 2014 FSO [Member] Vessel	May 02, 2013 Voyageur Spirit [Member]	Jun. 30, 2014 Voyageur Spirit [Member]	Feb. 28, 2014 Voyageur Spirit [Member]	Jun. 30, 2014 Voyageur Spirit [Member]	May 02, 2013 Voyageur Spirit [Member]	Feb. 28, 2014 Voyageur Spirit [Member] Dropdown Predecessor [Member]	Feb. 28, 2014 Voyageur Spirit [Member] Indemnification Agreement [Member]	May 02, 2013 Voyageur Spirit [Member] Teekay Corporation [Member]	Feb. 28, 2013 Voyageur Spirit [Member] Teekay Corporation [Member]	Jun. 30, 2014 Voyageur Spirit [Member] Teekay Corporation [Member]	Dec. 31, 2013 Voyageur Spirit [Member] Teekay Corporation [Member] Indemnification Agreement [Member]	Mar. 31, 2014 Voyageur Spirit [Member] Production Shortfalls [Member] Teekay Corporation [Member] Indemnification Agreement [Member]	Mar. 31, 2014 Voyageur Spirit [Member] Unrecovered Repair Cost [Member] Teekay Corporation [Member] Indemnification Agreement [Member]	May 02, 2013 Voyageur Spirit [Member] Maximum [Member] ExtensionOptions	Jun. 30, 2014 Voyageur Spirit [Member] Maximum [Member] ExtensionOptions	May 02, 2013 Voyageur Spirit [Member] Adjusted [Member]	Feb. 28, 2014 Voyageur Spirit [Member] Initial [Member]	Jun. 10, 2013 Itajai FPSO Joint Venture [Member]	Jun. 30, 2014 Itajai FPSO Joint Venture [Member]	Jun. 10, 2013 Itajai FPSO Joint Venture [Member] Teekay Corporation [Member]	Jun. 30, 2014 Itajai FPSO Joint Venture [Member] Teekay Corporation [Member]	Jun. 10, 2013 Itajai FPSO Joint Venture [Member] Maximum [Member] ExtensionOptions
Related Party Transaction [Line Items]
Number of vessels										3	3	3	3	2	2	2	2	2	2	2	2	2
Early termination fee	$ 16,427,000	$ 18,572,000	$ 33,757,000	$ 37,385,000		$ 4,500,000	$ 6,800,000
Percentage of ownership in acquired entity after acquisition																											100.00%					100.00%
Operating lease arrangement period, lessor																							5 years														5 years			9 years
Additional fixed rate time charter contract period																										1 year														1 year
Number of extension options																																				10	10							6
Entity acquired, purchase price																							540,000,000	505,800,000														540,000,000	505,800,000
Entity acquired, purchase price of loan due to parent																							230,000,000
Portion of purchase price paid in cash																							270,000,000								150,000,000
Purchase price financed through the issuance of new units																														40,000,000
Common units issued																														1.4
Indemnification amount																													38,400,000				34,900,000	3,100,000	400,000
Net assumed debt on purchase																											275,800,000
Liabilities assumed on business combination																											230,000,000
Excess purchase price over book value																												201,800,000
Equity distribution			(107,197,000)																									74,100,000
Carrying value in excess of fair value																									4,300,000
Percentage of interest in joint venture																																											50.00%
Entity acquired, purchase price				52,520,000																																						53,800,000
Resolution of contractual items, Aggregate reimbursement																																									6,100,000
Return of aggregate reimbursements from resolution of contractual terms			(6,082,000)																																								6,100,000
Percentage of interest in joint venture									50.00%
Excess of contract rate over market rate			$ (22,017,000)	$ (1,500,000)	$ 300,000			$ 400,000